Intangible Assets (Schedule of net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 4,184	$ 5,907
Accumulated amortization	1,615	3,607
Intangible assets, Net	2,569	2,300
Amortization expense	338	318	$ 285
Amortization expense of software development costs estimated to be capitalized in next year	39	58	239	$ 305
Impairment charge	0	0	$ 5,264
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	4,184	5,274
Accumulated amortization	1,615	2,993
Intangible assets, Net	$ 2,569	2,281
Useful life	8 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 0	633
Accumulated amortization	0	614
Intangible assets, Net	$ 0	$ 19
Useful life	3 years